Changes in Accumulated Other Comprehensive Income (Exelon)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Changes in Accumulated Other Comprehensive Income (Exelon)	Changes in Accumulated Other Comprehensive Income (Exelon)
The following tables present changes in Exelon's AOCI, net of tax, by component:

	Losses on Cash Flow Hedges	Pension and Non-Pension Postretirement Benefit Plan Items (a)	Foreign Currency Items	AOCI of Investments Unconsolidated Affiliates (b)	Total
Balance at December 31, 2018	$(2)	$(2,960)	$(33)	$—	$(2,995)
OCI before reclassifications	—	(289)	6	(2)	(285)
Amounts reclassified from AOCI	—	84	—	2	86
Net current-period OCI	—	(205)	6	—	(199)
Balance at December 31, 2019	$(2)	$(3,165)	$(27)	$—	$(3,194)
OCI before reclassifications	(3)	(357)	4	—	(356)
Amounts reclassified from AOCI	—	150	—	—	150
Net current-period OCI	(3)	(207)	4	—	(206)
Balance at December 31, 2020	$(5)	$(3,372)	$(23)	$—	$(3,400)
OCI before reclassifications	(1)	432	—	—	431
Amounts reclassified from AOCI	—	219	—	—	219
Net current-period OCI	(1)	651	—	—	650
Balance at December 31, 2021	$(6)	$(2,721)	$(23)	$—	$(2,750)
__________
(a)This AOCI component is included in the computation of net periodic pension and OPEB cost. See Note 13 — Retirement Benefits for additional information. See Exelon's Statements of Operations and Comprehensive Income for individual components of AOCI.
(b)All amounts are net of noncontrolling interests.
The following table presents income tax benefit (expense) allocated to each component of Exelon's other comprehensive income (loss):

	For the Year Ended December 31,
	2021	2020	2019
Pension and non-pension postretirement benefit plans:
Prior service benefit reclassified to periodic benefit cost	$4	$16	$23
Actuarial loss reclassified to periodic benefit cost	(76)	(66)	(52)
Pension and non-pension postretirement benefit plans valuation adjustment	(153)	122	100